Loss Per Share - Schedule of Loss Per Share (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024		Jun. 30, 2023
Schedule of Loss Per Share [Abstract]
Loss after income tax attributable to the owners of Gelteq Limited	$ (3,304,359)	$ (1,685,644)	$ (3,546,195)		$ (3,506,220)
Weighted average number of ordinary shares used in calculating basic earnings per share	8,620,569	8,118,075	8,118,075	[1]	7,940,026	[1]
Weighted average number of ordinary shares used in calculating diluted earnings per share	8,620,569	8,118,075	8,118,075	[1]	7,940,026	[1]
Basic loss per share	$ (0.38)	$ (0.21)	$ (0.44)		$ (0.44)
Diluted loss per share	$ (0.38)	$ (0.21)	$ (0.44)		$ (0.44)

[1]	There are no items to be disclosed under diluted EPS. Refer to comments below for transactions that may effect the diluted earnings per share in future periods.